Other financing arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Other Financing Arrangements

	2022	2021
Other financing arrangements	$2,119.7	$1,363.1
Deferred financing fees	(31.9)	(23.3)
Other financing arrangements	2,087.8	1,339.8
Current portion of other financing arrangements	(147.5)	(100.5)
Other financing arrangements	$1,940.3	$1,239.3

Schedule of Repayments Due for Other Financing Arrangements	Based on amounts funded for other financing arrangements, payments due to lessors would be as follows:

2023	$148.2
2024	151.1
2025	147.2
2026	145.3
2027	146.6
Thereafter	1,381.3
$2,119.7